Employee Benefit Plan - Gelesis	12 Months Ended
Dec. 31, 2021
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plan
21.	Employee Benefit Plan

The Company has a 401(k) retirement plan in which substantially all U.S. employees are eligible to participate. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The Company made discretionary plan contributions of $0.2 million and $0.2 million during the years ended December 31, 2021 and 2020, respectively.

Employee Benefit Plan
21.	Employee Benefit Plan

The Company has a 401(k) retirement plan in which substantially all U.S. employees are eligible to participate. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The Company made discretionary plan contributions of $0.2 million and $0.2 million during the years ended December 31, 2021 and 2020, respectively.